Annual Total Returns - Class I Shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Virtus Duff & Phelps Global Infrastructure Fund
Prospectus [Line Items]
Annual Return [Percent]	16.47%	9.46%	1.23%	(7.53%)	13.93%	(0.32%)	28.20%	(6.29%)	18.11%	11.66%
Virtus Duff & Phelps Global Real Estate Securities Fund
Prospectus [Line Items]
Annual Return [Percent]	9.50%	3.67%	10.22%	(26.87%)	31.57%	(0.98%)	29.76%	(4.65%)	13.02%	4.21%
Virtus Duff & Phelps Real Asset Fund
Prospectus [Line Items]
Annual Return [Percent]	16.26%	9.81%	4.95%	(2.42%)	21.17%	(2.71%)	17.19%	(9.16%)	8.38%	10.62%
Virtus Duff & Phelps Real Estate Securities Fund
Prospectus [Line Items]
Annual Return [Percent]	0.56%	10.85%	11.16%	(26.13%)	47.15%	(1.74%)	27.32%	(6.50%)	6.11%	6.94%
Virtus KAR Developing Markets Fund
Prospectus [Line Items]
Annual Return [Percent]	27.25%	5.28%	15.47%	(21.27%)
Virtus KAR Emerging Markets Small-Cap Fund
Prospectus [Line Items]
Annual Return [Percent]	13.65%	3.68%	21.83%	(22.92%)	(1.65%)	38.88%	18.28%	(5.40%)	31.01%	16.14%
Virtus KAR International Small-Mid Cap Fund
Prospectus [Line Items]
Annual Return [Percent]	14.33%	4.10%	22.36%	(34.42%)	5.73%	24.37%	27.58%	(6.79%)	28.48%	21.03%
Virtus Newfleet Core Plus Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	7.26%	3.42%	7.07%	(11.95%)	0.12%	7.57%	10.85%	(1.49%)	5.75%	4.80%
Virtus Newfleet High Yield Fund
Prospectus [Line Items]
Annual Return [Percent]	6.51%	9.35%	13.08%	(10.28%)	5.53%	7.13%	14.72%	(2.88%)	6.64%	13.31%
Virtus Newfleet Low Duration Core Plus Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	6.10%	6.37%	6.91%	(4.85%)	0.15%	4.05%	5.43%	0.76%	2.62%	2.58%
Virtus Newfleet Multi-Sector Intermediate Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	8.15%	5.74%	9.15%	(9.40%)	1.85%	6.06%	11.57%	(3.32%)	7.34%	10.54%
Virtus Newfleet Multi-Sector Short Term Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	6.06%	6.31%	7.47%	(5.53%)	0.56%	4.56%	6.40%	(0.51%)	3.92%	5.22%
Virtus Newfleet Senior Floating Rate Fund
Prospectus [Line Items]
Annual Return [Percent]	5.06%	8.24%	11.32%	(0.24%)	5.07%	0.92%	8.27%	(0.95%)	3.43%	8.81%
Virtus Seix Tax-Exempt Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	4.21%	1.18%	4.96%	(7.76%)	1.27%	4.49%	6.80%	0.80%	4.68%	(0.16%)
Virtus SGA Emerging Markets Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	21.42%	(8.26%)	0.39%	(23.26%)	(6.44%)	15.72%	18.34%	(14.34%)	34.47%	1.46%